Fair Value Measurements	12 Months Ended
Dec. 31, 2022
Fair Value Measurements
Fair Value Measurements
(3)	Fair Value Measurements

Assets and liabilities recorded at fair value on the consolidated balance sheets are categorized based upon the level of judgment associated with the inputs used to measure their fair value. Fair value is estimated by applying the following hierarchy, which prioritizes the inputs used to measure fair value into three levels and bases the categorization within the hierarchy upon the lowest level of input that is available and significant to the fair value measurement:

●	Level 1: Quoted prices for identical assets or liabilities in active markets at the measurement date.
●	Level 2: Inputs, other than quoted prices included in Level 1, such as quoted prices for similar assets or liabilities, in active markets or other inputs that are observable or can be corroborated with market data at the measurement date.
●	Level 3: Unobservable inputs that reflect management’s best estimate of what market participants would use in pricing the asset or liability at the measurement date.

The Company’s financial instruments include cash and cash equivalents, accounts receivable, accounts payable, accrued liabilities, certain term loans and loan and security borrowings, warrant liabilities, and earnout liabilities. The Company has determined the carrying value of cash and cash equivalents, accounts receivable, accounts payable, accrued liabilities, finance leases, and certain loan and security borrowings approximates the fair value due to their short-term maturities.

The following table provides a summary of all financial instruments measured at fair value on a recurring basis as of December 31, 2022 and 2021 (in thousands):

	December 31, 2022
	Level 1	Level 2	Level 3	Total
Financial Liabilities:
Warrant liabilities	$—	$389	$—	$389
Earnout liability – Tempo Earnout	—	—	410	410
Earnout liability – Additional Period Shares	—	—	763	763
A&R LSA Borrowings	—	—	20,101	20,101
Total	$—	$389	$21,274	$21,663

	December 31, 2021
	Level 1	Level 2	Level 3	Total
Financial Liabilities:
Warrant Liability	$—	$—	$5,573	$5,573
Total	$—	$—	$5,573	$5,573

The private warrants were valued using the publicly available price of the public warrants, adjusted as appropriate for unobservable lack of liquidity inputs.

The fair value of the Tempo Earnout Shares is determined based on “Level 3” inputs, due to a lack of market data over inputs such as the volatility and the time incurred to meet the minimum VWAP as discussed above. The earnout shares are measured at fair value using the Monte Carlo valuation model. The valuation model utilized various key assumptions, such as volatility, discount rate and time incurred to meet the minimum VWAP. As of November 22, 2022, the fair value of the Tempo Earnout Shares associated with each Tranche 1 and Tranche 2 was $0.29 per share and $1.76 per share, respectively. As of December 31, 2022 the fair value of the Tempo Earnout Shares associated with each Tranche 1 and Tranche 2 was $0.02 and $0.13 per share. In determining the fair value of the Tempo Earnout Shares as of December 31, 2022, the Company used the following inputs:

December 31, 2022
Volatility	12.5% – 38.0%
Discount rate	9.1% – 17.7%
Expected term	4.8 years

The fair value of the Additional Period Shares is determined based on “Level 3” inputs, due to a lack of market data over inputs such as the volatility and the time incurred to meet the minimum VWAP as discussed above. The earnout shares are measured at fair value using the Monte Carlo valuation model. The valuation model utilized various key assumptions, such as volatility, discount rate and time incurred to meet the minimum VWAP. As of November 22, 2022 and December 31, 2022, the fair value of the Additional Period Shares was nil and $0.76 per share, respectively. In determining the fair value of the Additional Period Shares as of December 31, 2022, the Company used the following inputs:

December 31, 2022
Volatility	4.7%
Discount rate	50.4%
Expected term	1.1 years

The fair value of the A&R LSA borrowings is determined based on “Level 3” inputs, due to a lack of market data over inputs such as the volatility and the time to various settlement events, including a maturity, liquidity, prepayment, default and dissolution scenarios. The A&R borrowings are measured at fair value using a Monte Carlo valuation model. The valuation model utilized various key assumptions, such as volatility, discount rate and time until the achievement of various scenarios.